SHARE-BASED PAYMENTS (Tables)	12 Months Ended
Dec. 31, 2016
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of Share-based Compensation, Activity
The following tables set forth activity and various statistics for our restricted stock unit awards:

	Number of Units	Weighted Average Price
Nonvested December 31, 2015	463,569	$45.88
Granted	552,876	$20.04
Released to participants	(124,075)	$35.69
Forfeited	(10,723)	$34.38
Nonvested December 31, 2016	881,647	$31.25

	2016	2015	2014
Weighted-average grant date fair value (per share)	$20.04	$42.98	$58.23
Fair value of units granted (thousands of dollars)	$11,081	$10,186	$8,463
Fair value of units vested (thousands of dollars)	$4,429	$6,458	$10,649

Performance Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of Share-based Compensation, Activity
The following tables set forth activity and various statistics related to the performance-unit awards and the assumptions used in the valuations of the 2016, 2015 and 2014 grants at the grant date:

	Number of Units	Weighted Average Price
Nonvested December 31, 2015	691,260	$51.01
Granted	596,278	$25.54
Released to participants	—	$—
Forfeited	(281,787)	$40.66
Nonvested December 31, 2016	1,005,751	$38.81

	2016	2015	2014
Volatility (a)	39.94%	26.70%	25.48%
Dividend Yield	11.32%	5.02%	2.63%
Risk-free Interest Rate	0.93%	1.00%	0.69%
(a) - Volatility was based on historical volatility over three years using daily stock price observations.

	2016	2015	2014
Weighted-average grant date fair value (per share)	$25.54	$50.30	$64.75
Fair value of units granted (thousands of dollars)	$15,229	$13,370	$12,071
Fair value of units vested (thousands of dollars)	$—	$13,736	$25,795